Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: December 2007

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2007

(b)	Interest Period: December 17, 2007 through January 14, 2008

(c)	Determination Date: January 11, 2008

(d)	Distribution Date: January 15, 2008

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey Title: Vice President